Income Taxes (Reconciliation of Federal Statutory Income Tax Rate) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Entity Information [Line Items]
(Loss) income before (benefit) provision for income tax		$ 422	[1]	$ 334	[1]	$ 240
Federal statutory rate		35.00%	[2]	35.00%
Federal income tax at statutory rate		$ (14)		$ 3
State income taxes net of federal benefit		(1)		(2)
Provision on income from MPLX LP Class A units		3		1
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount		(1)
Other		1		(1)
(Benefit) provision for income tax		(12)		1		$ 1
Reportable Legal Entities [Member] | MarkWest Hydrocarbon [Member]
Entity Information [Line Items]
(Loss) income before (benefit) provision for income tax		(41)	[2]	9
Federal income tax at statutory rate		(14)	[2]	3
State income taxes net of federal benefit		(2)	[2]	0
Provision on income from MPLX LP Class A units		3	[2]	1
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount	[2]	(1)
Other		1	[2]	(1)
(Benefit) provision for income tax		(13)	[2]	3
Reportable Legal Entities [Member] | Partnership [Member]
Entity Information [Line Items]
(Loss) income before (benefit) provision for income tax	[1]	461		324
Federal income tax at statutory rate		0		0
State income taxes net of federal benefit		1		(2)
Provision on income from MPLX LP Class A units		0		0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount		0
Other		0		0
(Benefit) provision for income tax		1		(2)
Consolidation, Eliminations [Member]
Entity Information [Line Items]
(Loss) income before (benefit) provision for income tax		2		1
Federal income tax at statutory rate		0		0
State income taxes net of federal benefit		0		0
Provision on income from MPLX LP Class A units		0		0
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount		0
Other		0		0
(Benefit) provision for income tax		$ 0		$ 0

[1]	(2)Financial information has been retrospectively adjusted for the acquisition of HSM, HST, WHC and MPLXT from MPC. See Notes 1 and 3. Prior to these acquisitions, MPC paid all income taxes related to Predecessor.
[2]	(1)MarkWest Hydrocarbon paid tax on its share of the Partnership’s income or loss as a result of its ownership of MPLX LP Class A units through September 1, 2016.